CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Revenue :
Solar power project development	$ 64,837,042	$ 77,372,737	$ 110,737,934
Electricity revenue generation	12,247,320	3,131,997	5,551,742
EPC services	25,853,288	0	0
Other	36,349	0	41,260
Total net revenue	102,973,999	80,504,734	116,330,936
Cost of revenues:
Cost of revenue	(88,842,244)	(73,271,853)	(93,295,780)
Gross profit	14,131,755	7,232,881	23,035,156
Operating (expenses)/income:
Sales and marketing	(1,710,024)	(549,299)	(233,630)
General and administrative	(6,179,274)	(6,828,817)	(7,393,843)
Other operating income	313,153	2,493,898	910,743
Total operating expenses	(7,576,145)	(4,884,218)	(6,716,730)
Income from operations	6,555,610	2,348,663	16,318,426
Non-operating income/(expenses):
Interest income	51,403	3,552	38,850
Interest expense	(3,936,302)	(1,842,227)	(1,999,454)
Foreign exchange (losses)/gains	894,704	(1,072,836)	(1,201,578)
Losses on derivatives, net	0	(134)	(7,971,934)
Gains on repurchase of convertible notes	0	212,056	13,693,269
Fair value change of warrant liability	0	577,500	1,312,500
Other loss	(43,516)	0	0
Total non-operating income/(expenses)	(3,033,711)	(2,122,089)	3,871,653
Income before income tax	3,521,899	226,574	20,190,079
Income tax (expense)/benefit	(322,068)	(132,092)	23,191
Income from continuing operations, net of tax	3,199,831	94,482	20,213,270
Discontinued operations
Gain on disposal of discontinued operations before income taxes	106,292,213	0	0
Loss from operations of discontinued operations before income taxes	(79,782,830)	(32,631,226)	(24,591,585)
Income tax benefit/(expense)	4,748,324	(2,161,507)	(696,807)
Income (loss) from discontinued operations, net of tax	31,257,707	(34,792,733)	(25,288,392)
Net income (loss)	34,457,538	(34,698,251)	(5,075,122)
Net income (loss) attributed to ReneSola Ltd	$ 34,457,538	$ (34,698,251)	$ (5,075,122)
Income per share from continuing operations
Basic	$ 0.01	$ 0	$ 0.10
Diluted	0.01	0	0.10
Income (loss) per share from discontinued operations
Basic	0.13	(0.17)	(0.12)
Diluted	$ 0.13	$ (0.17)	$ (0.12)
Weighted average number of shares used in computing income (loss) per share
Basic (in shares)	246,899,286	202,229,767	204,085,041
Diluted (in shares)	246,905,289	202,403,904	204,222,541